Details of Significant Accounts - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of Significant Accounts
Revenue from contracts with customers	$ 47,300	$ 40,760	$ 29,873